Note 10 - Commitments and Contingencies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended
	Mar. 14, 2017	Feb. 02, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Operating Leases, Rent Expense, Net			$ 45	$ 35	$ 140	$ 89
Research and Development Expenses Settled by Shares Issuance					$ 42,259
Shares Issued, Price Per Share	$ 20
Private Placement [Member] | Nereus Trust [Member]
Stock Issued in Lieu of Royalty Payments	2,112,963
Wanchun Biotech [Member]
Quarterly Royalty Payments Required As a Percentage of Gross Proceeds on Sale of Product			20.00%		20.00%
Term of Royalty Payments					10 years
Wanchun Biotech and Fortis Advisors LLC [Member]
Period Following Royalty Termination Agreement, Requirement to Issue Shares		3 years
Percentage of Fully-diluted Equity Capitalization Required to Be Issued As Shares in Lieu of Royalty Payments		10.00%